RISK MANAGEMENT - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Financial guarantees	$ 7,673,516	$ 4,320,270
Less than 1 year
RISK MANAGEMENT
Financial guarantees	3,917,713	3,419,547
Between 1 and 3 years
RISK MANAGEMENT
Financial guarantees	3,568,858	687,669
Between 3 and 5 years
RISK MANAGEMENT
Financial guarantees	42,788	68,150
Greater than 5 years
RISK MANAGEMENT
Financial guarantees	$ 144,157	$ 144,904